PURCHASE ADVANCES, NET (Tables)	12 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Purchase Advances [Table Text Block]
The Company purchased products and services from third parties during the normal course of business. Purchase advances, net consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
Third Party	RMB	RMB	U.S. Dollars
Prepayment for inventory purchases	¥17,914,552	¥11,877,790	$1,752,553
Allowance for doubtful accounts	(16,591,247)	(401,790)	(59,283)
Total	¥1,323,305	¥11,476,000	$1,693,270

Allowance For Doubtful Accounts In Purchase Advance [Table Text Block]
Movement of allowance for doubtful accounts is as follows:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Beginning balance	¥4,222,492	¥16,591,247	$2,448,018
Charge to expense	12,368,755	381,436	56,280
Less: write-off	-	(16,570,893)	(2,445,015)
Ending balance	¥16,591,247	¥401,790	$59,283